Revenue Recognition - Schedule of Revenues Recognized for Each Revenue Stream (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 41,970	$ 35,567	$ 120,472	$ 101,860	$ 139,396	$ 116,568	$ 109,976
Pellet Procedures Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	32,981	28,090	96,247	80,941	109,465	92,773	90,132
Dietary Supplements
Disaggregation of Revenue [Line Items]
Total revenue	8,066	6,803	21,719	19,023	27,241	20,887	17,562
Disposable Trocars Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	509	220	1,110	633	860	921	573
Shipping Fees Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	18	6	45	22	32	59	48
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	41,574	35,119	119,121	100,619	137,598	114,640	108,315
Training Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	186	212	707	528	859	949	705
Contract-Term Services Revenue
Disaggregation of Revenue [Line Items]
Total revenue	210	236	644		939	979	956
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 396	$ 448	$ 1,351	$ 1,241	$ 1,798	$ 1,928	$ 1,661